RELATED PARTY AND PARTY-IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN INTEREST TRANSACTIONS

NOTE 4 - RELATED PARTY AND PARTY-IN INTEREST TRANSACTIONS

The Plan engages in certain transactions involving the Company, ADP Retirement Services (“ADP”), recordkeeper of the Plan, and affiliates of Charles Schwab & Co., which are parties-in-interest under the provisions of ERISA. These transactions involve the purchase and sale of the Company’s common stock fund, fees paid to ADP, and a self-directed brokerage feature managed by affiliates of Charles Schwab & Co.

The Plan allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan, including the Company. The Plan invested in common stock of the Company and issued loans to participants when administered by ADP for the years ended December 31, 2025 and 2024. Fees paid to ADP for the years ended December 31, 2025 were $6,339.

There are no further related party transactions between the Plan and the Company.

As of December 31, 2025 and 2024, the Plan held 12,337 and 28,367 shares, respectively, of the Powerfleet Stock Fund with a fair value of $69,381 and $200,124, respectively. For the year ended December 31, 2025, the Plan purchased $20,155 and sold $133,455 of the Powerfleet Stock Fund, did not record any dividend income, and had a total net depreciation of $17,443.

As of December 31, 2025 and 2024, the self-directed brokerage account managed by affiliates of Charles Schwab & Co. totaled $106,807 and $745,654, respectively.

As of December 31, 2025 and 2024, the Plan held $263,432 and $195,267, respectively, in loans to participants at interest rates that ranged from 5.25% to 10.50% per annum.